INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
INCOME TAXES
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.00%	0.00%	0.00%	0.00%
Unrecognized Tax Benefits	$ 0			$ 0